Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
9.	GOODWILL
The following is a continuity of the Company’s goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Total

Balance, December 31, 2018	$459	$1,260	$147	$113	$1,979
Acquisitions	—	(9)	21	—	12
Foreign exchange and other	(1)	(13)	1	(2)	(15)

Balance, December 31, 2019	458	1,238	169	111	1,976
Acquisitions	4	—	1	—	5
Foreign exchange and other	21	77	6	10	114

Balance, December 31, 2020	$483	$1,315	$176	$121	$2,095